Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:

	Israeli	Exchange rate	Exchange rate
	CPI	of one US dollar	of one Euro
	Points	NIS	NIS
For the year ended:
December 31, 2013	220.20	3.471	4.7819
December 31, 2012	219.80	3.733	4.9206
December 31, 2011	216.26	3.821	4.9380
	%	%	%
Changes during the year ended:
December 31, 2013	1.8	(7.02)	(2.82)
December 31, 2012	1.6	(2.30)	(0.35)
December 31, 2011	2.2	7.66	4.22

Activity In The Allowance For Doubtful Accounts
The activity in the allowance for doubtful accounts for the three years ended December 31, 2013 is as follows:

	Year ended December 31
	2013	2012	2011
	$ thousands
Opening balance	95	93	340
Additions during the year	-	1	14
Write off of allowance	(9)	-	(263)
Foreign currency translation adjustments	(4)	1	2

Closing balance	82	95	93

Fixed Assets Depreciation Rates
Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Machinery and equipment	5-33
Leasehold improvements	6-14
Motor vehicles	15
Office furniture and equipment	6-33